Assets pledged and collateral	6 Months Ended
Jun. 30, 2018
Assets pledged and collateral
31 Assets pledged and collateral
The Group pledges assets mainly for repurchase agreements and other securities financing. Certain pledged assets may be encumbered, meaning they have the right to be sold or repledged. The encumbered assets are disclosed on the consolidated balance sheet.
Assets pledged
end of	2Q18	4Q17
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	122,349	130,038
of which encumbered	61,237	73,189
Collateral
The Group receives cash and securities in connection with resale agreements, securities borrowing and loans, derivative transactions and margined broker loans. A significant portion of the collateral and securities received by the Group was sold or repledged in connection with repurchase agreements, securities sold not yet purchased, securities borrowings and loans, pledges to clearing organizations, segregation requirements under securities laws and regulations, derivative transactions and bank loans.
Collateral
end of	2Q18	4Q17
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	456,723	433,190
of which sold or repledged	211,771	212,155

Bank
Assets pledged and collateral
30 Assets pledged and collateral
> Refer to “Note 31 – Assets pledged and collateral” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q18 and to ”Note 34 – Assets pledged and collateral” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2017 for further information.
Assets pledged
end of	6M18	2017
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	122,349	130,038
of which encumbered	61,237	73,189
Collateral
end of	6M18	2017
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	456,723	433,190
of which sold or repledged	211,771	212,155